Fair Value Measurements - Fair Value and Carrying Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Investment securities	$ 1,697	$ 1,764
Note receivable from parent	391	285
Restricted cash and restricted cash equivalents	498	568	$ 676
Liabilities
Long-term debt	15,050	13,959
Total Fair Value
Assets
Cash equivalents in securities	958	553
Investment securities	1,697	1,764
Net finance receivables, less allowance for finance receivable losses	15,607	13,857
Finance receivables held for sale	139	159
Note receivable from parent	391	285
Restricted cash and restricted cash equivalents	498	568
Other assets	16	111
Liabilities
Long-term debt	15,625	14,498
Other liabilities	189	39
Total Carrying Value
Assets
Cash equivalents in securities	958	553
Investment securities	1,697	1,764
Net finance receivables, less allowance for finance receivable losses	14,217	13,000
Finance receivables held for sale	132	153
Note receivable from parent	391	285
Restricted cash and restricted cash equivalents	498	568
Other assets	16	113
Liabilities
Long-term debt	15,050	13,959
Other liabilities	189	39
Level 1
Assets
Cash equivalents in securities	904	480
Investment securities	36	31
Net finance receivables, less allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Note receivable from parent	0	0
Restricted cash and restricted cash equivalents	498	568
Other assets	0	0
Liabilities
Long-term debt	0	0
Other liabilities	0	0
Level 2
Assets
Cash equivalents in securities	54	73
Investment securities	1,654	1,724
Net finance receivables, less allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Note receivable from parent	391	285
Restricted cash and restricted cash equivalents	0	0
Other assets	4	77
Liabilities
Long-term debt	15,625	14,498
Other liabilities	189	39
Level 3
Assets
Cash equivalents in securities	0	0
Investment securities	7	9
Net finance receivables, less allowance for finance receivable losses	15,607	13,857
Finance receivables held for sale	139	159
Note receivable from parent	0	0
Restricted cash and restricted cash equivalents	0	0
Other assets	12	34
Liabilities
Long-term debt	0	0
Other liabilities	$ 0	$ 0